FINANCIAL INSTRUMENTS - FAIR VALUE AND RISK MANAGEMENT - Schedule of detailed information about nature and extent of risks arising from financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CAD (-5% movement) [Member] | Average Rate, Strengthening [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rates	$ 43	$ 0
CAD (-5% movement) [Member] | Average Rate, Weakening [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rates	(43)	0
CAD (-5% movement) [Member] | Period-end Spot Rate, Strengthening [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rates	4	0
CAD (-5% movement) [Member] | Period-end Spot Rate, Weakening [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rates	(4)	0
ILS (-5% movement) [Member] | Average Rate, Strengthening [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rates	39	209
ILS (-5% movement) [Member] | Average Rate, Weakening [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rates	(39)	(209)
ILS (-5% movement) [Member] | Period-end Spot Rate, Strengthening [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rates	54	199
ILS (-5% movement) [Member] | Period-end Spot Rate, Weakening [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rates	$ (54)	$ (199)